Employee benefits	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Employee benefits
17.	Employee benefits

(1)	Defined benefit and severance plans
Upon terminating employment, employees of Sony Group Corporation and its subsidiaries in Japan are entitled, under most circumstances, to lump-sum
indemnities or pension payments as described below. Sony Group Corporation and certain of its subsidiaries’ pension plans utilize a point-based plan under which a point is added every year reflecting the individual employee’s performance over that year. Under the point-based plan, the amount of payment is determined based on the sum of cumulative points from past services and interest points earned on the cumulative points regardless of whether or not the employee is voluntarily retiring.
Under the plans, in general, the defined benefits cover 65% of the indemnities under existing regulations to employees. The remaining indemnities are covered by severance payments by the companies. The pension benefits are payable at the option of the retiring employee either in a lump-sum
amount or monthly pension payments. Contributions to the plans are funded through several financial institutions in accordance with the applicable laws and regulations.
From April 1, 2012, Sony Group Corporation and substantially all of its subsidiaries in Japan have modified existing defined benefit pension plans such that life annuities will no longer accrue additional service benefits, with those participants instead accruing fixed-term annuities. The defined benefit pension plans were closed to new participants and a defined contribution plan was also introduced.
From October 1, 2019, Sony Group Corporation and substantially all of its subsidiaries in Japan have amended their defined benefit pension plans and have implemented defined contribution plans for all employees other than those employees that had retired before the amendments.
In addition, several of Sony’s foreign subsidiaries have defined benefit pension plans or severance indemnity plans, which cover substantially all of their employees. Under such plans, the related cost of benefits is currently funded or accrued. Benefits awarded under these plans are based primarily on the current rate of pay and length of service.
Net defined benefit liability (asset) recognized in the consolidated statements of financial position
Amounts recognized in the consolidated statements of financial position are as follows:

	Yen in millions
	Japanese plans			Foreign plans
	April 1	March 31		April 1	March 31
	2020	2021	2022	2020	2021	2022
Present value of defined benefit obligations	658,863	640,061	614,763	357,096	371,239	277,903
Fair value of plan assets	(437,206)	(476,411)	(474,933)	(277,719)	(288,394)	(198,791)
The impact of minimum funding requirement and asset ceiling	1,898	3,990	4,870	14,241	13,156	2,491

Net amount	223,555	167,640	144,700	93,618	96,001	81,603

Amount recognized in the consolidated statements of financial position
Net defined benefit asset	(1,493)	(1,757)	(21,057)	(9,818)	(714)	(6,544)
Net defined benefit liability	225,048	169,397	165,757	103,436	96,715	88,147

Net amount	223,555	167,640	144,700	93,618	96,001	81,603

Present value of defined benefit obligations
The changes in the defined benefit obligations for the fiscal years ended March 31, 2021 and 2022 are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2021	2022	2021	2022
Beginning balance of the fiscal year	658,863	640,061	357,096	371,239

Current service cost	12,763	12,868	2,605	2,424
Past service cost	—	4	157	(34)
Interest cost	3,684	3,751	6,410	5,117
Remeasurements:
Change in demographic assumptions	3,091	(536)	(1,568)	630
Change in financial assumptions	(2,820)	(8,594)	10,694	(16,789)
Other	—	(95)	2,002	(91)
Translation adjustments	—	—	26,669	19,372
Plan participants’ contributions	—	—	258	333
Benefits paid	(35,563)	(32,909)	(24,075)	(38,923)
Curtailments and settlements *	—	—	(9,009)	(65,375)
Other	43	213	—	—

Ending balance of the fiscal year	640,061	614,763	371,239	277,903

*	Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2022 relate mainly to the termination of the defined benefit pension plan at certain U.S. subsidiaries.
The weighted average duration of defined benefit obligations for the fiscal years ended March 31, 2021 and 2022 is as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2021	2022	2021	2022
Weighted average duration of defined benefit obligations	11.9 years	11.5 years	11.8 years	15.7 years
The significant actuarial assumptions used to determine the present value of defined benefit obligations as of April 1, 2020 and March 31, 2021 and 2022 are as follows:

	Japanese plans			Foreign plans
	April 1	March 31		April 1	March 31
	2020	2021	2022	2020	2021	2022
Discount rate	0.6%	0.6%	0.7%	2.1%	1.4%	2.5%
The sensitivities of the defined benefit obligations to changes in the significant weighted-average actuarial assumptions are as follows:

	Yen in millions
	Japanese plans			Foreign plans
	April 1	March 31		April 1	March 31
Change in assumptions	2020	2021	2022	2020	2021	2022
Discount rate
0.25% decrease	20,722	19,965	18,069	10,619	11,281	11,055
0.25% increase	(18,277)	(16,825)	(15,372)	(9,914)	(10,431)	(10,439)
The sensitivity analyses are calculated using the same method used to determine the defined benefit liability recognized in the consolidated statements of financial position while holding all other assumptions consistent.
Fair value of plan assets
Sony’s pension investment policy recognizes the expected growth and the variability risk associated with the long-term nature of pension liabilities, the returns and risks of diversification across asset classes, and the correlation among assets. The asset allocations are designed to maximize returns consistent with levels of liquidity and investment risk that are considered prudent and reasonable. While the pension investment policy gives appropriate consideration to recent market performance and historical returns, the investment assumptions utilized by Sony are designed to achieve a long-term return consistent with the long-term nature of the corresponding pension liabilities.
The investment objectives of Sony’s plan assets are designed to generate returns that will enable the plans to meet their future obligations. The precise amount for which these obligations will be settled depends on future events, including the retirement dates and life expectancy of the plans’ participants. The obligations are estimated using actuarial assumptions, based on current economic conditions and other pertinent factors. Sony’s investment strategy balances the requirement to generate returns, using potentially higher yielding assets such as equity securities, with the need to control risk in the portfolio with less volatile assets, such as fixed-income securities. Risks include, among others, inflation, volatility in equity values and changes in interest rates that could negatively impact the funding level of the plans, thereby increasing their dependence on contributions from Sony. To mitigate any potential concentration risk of plan assets, thorough consideration is given to balancing the portfolio among industry sectors and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. The target allocations as of March 31, 2022, are, as a result of Sony’s asset liability management, 16% (2020: 17%, 2021: 20%) of equity securities, 52% (2020: 54%, 2021: 51%) of fixed income securities and 32% (2020: 29%, 2021: 29%) of other investments for the pension plans of Sony Group Corporation and most of its subsidiaries in Japan, and, on a weighted average basis, 1% (2020: 14%, 2021: 7%) of equity securities, 22% (2020: 63%, 2021: 32%) of fixed income securities and 77% (2020: 23%, 2021: 61%) of other investments for the pension plans of foreign subsidiaries.
The changes in the plan assets for the fiscal years ended March 31, 2021 and 2022 are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2021	2022	2021	2022
Beginning balance of the fiscal year	437,206	476,411	277,719	288,394

Interest income	2,623	3,026	5,118	3,955
Remeasurements:
Return on plan assets excluding interest income	56,913	17,617	(28,024)	(10,121)
Translation adjustments	—	—	24,158	13,880
Employer contribution	2,333	2,476	37,880	4,573
Plan participants’ contributions	—	—	258	333
Benefits paid	(22,664)	(24,597)	(22,488)	(37,545)
Refunds from the plans	—	—	—	(5,005)
Curtailments and settlements *	—	—	(6,227)	(59,673)

Ending balance of the fiscal year	476,411	474,933	288,394	198,791

*	Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2022 relate mainly to the termination of the defined benefit pension plan at certain U.S. subsidiaries.
Sony makes contributions to its defined benefit pension plans as deemed appropriate by management after considering the fair value of plan assets, expected return on plan assets and the present value of defined benefit obligations. Sony expects to contribute approximately 6 billion yen to the Japanese plans and approximately 4 billion yen to the foreign plans during the fiscal year ending March 31, 2023.
The fair values of the assets held by Japanese and foreign plans are as follows:

	Yen in millions
	Japanese plans
	April 1 2020	Market price in active market
Asset class		Quoted	Unquoted

Cash and cash equivalents	13,349	13,349	—
Equity securities *1	24,715	21,377	3,338
Fixed income:
Government bonds *2	7,833	1,087	6,746
Corporate bonds *3	3,952	20	3,932
Commingled funds *4	303,030	—	303,030
Private equity	35,866	—	35,866
Hedge funds	48,461	—	48,461

Total	437,206	35,833	401,373

	Yen in millions
	Japanese plans
	March 31 2021	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	44,317	44,317	—
Equity securities *1	32,269	28,288	3,981
Fixed income:
Government bonds *2	9,820	1,149	8,671
Corporate bonds *3	3,635	19	3,616
Commingled funds *4	295,963	—	295,963
Private equity	43,023	—	43,023
Hedge funds	47,384	—	47,384

Total	476,411	73,773	402,638

	Yen in millions
	Japanese plans
	March 31 2022	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	13,843	13,843	—
Equity securities *1	31,660	28,175	3,485
Fixed income:
Government bonds *2	10,005	1,122	8,883
Corporate bonds *3	4,222	31	4,191
Commingled funds *4	316,319	—	316,319
Private equity	49,777	—	49,777
Hedge funds	49,107	—	49,107

Total	474,933	43,171	431,762

*1	Represents primarily Japanese equity securities.

*2
Includes approximately

82%, 84% and 84% of debt securities issued by Japanese national and local governments, and 18%, 16% and 16% of debt securities issued by foreign national and local governments as of April 1, 2020 and for the fiscal years ended March 31, 2021 and 2022, respectively.

*3	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

*4	Commingled funds represent pooled institutional investments, including primarily investment trusts.

	Yen in millions
	Foreign plans
	April 1 2020	Market price in active market
Asset class		Quoted	Unquoted

Cash and cash equivalents	3,940	3,940	—
Equity securities *1	17,591	16,973	618
Fixed income:
Government bonds *2	93,826	—	93,826
Corporate bonds *3	32,080	—	32,080
Asset-backed securities	1,320	—	1,320
Insurance contracts *4	16,722	—	16,722
Commingled funds *5	78,972	—	78,972
Real estate and other	33,268	—	33,268

Total	277,719	20,913	256,806

	Yen in millions
	Foreign plans
	March 31 2021	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	2,642	2,642	—
Equity securities *1	11,349	10,631	718
Fixed income:
Government bonds *2	18,843	—	18,843
Corporate bonds *3	59,071	—	59,071
Asset-backed securities	120	—	120
Insurance contracts *4	129,491	—	129,491
Commingled funds *5	63,118	—	63,118
Real estate and other	3,760	—	3,760

Total	288,394	13,273	275,121

	Yen in millions
	Foreign plans
	March 31 2022	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	2,350	2,350	—
Equity securities *1	61	61	—
Fixed income:
Government bonds *2	19,141	—	19,141
Corporate bonds *3	23,546	—	23,546
Asset-backed securities	63	—	63
Insurance contracts *4	129,084	432	128,652
Commingled funds *5	22,316	—	22,316
Real estate and other	2,230	8	2,222

Total	198,791	2,851	195,940

*1	Includes primarily foreign equity securities.

*2	Includes primarily foreign government debt securities.

*3	Includes primarily foreign corporate debt securities.

*4	Represents annuity contracts with or without profit sharing and bulk insurance contracts.

*5	Commingled funds represent pooled institutional investments, including primarily investment trusts.

The impact of minimum funding requirement and asset ceiling
The impact of minimum funding requirement and asset ceiling for the fiscal years ended March 31, 2021 and 2022 is as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2021	2022	2021	2022
Beginning balance of the fiscal year	1,898	3,990	14,241	13,156

Interest income	11	25	271	187
Remeasurements:
Change in asset ceiling excluding interest income	2,081	855	(2,447)	(11,018)
Translation adjustments	—	—	1,091	166

Ending balance of the fiscal year	3,990	4,870	13,156	2,491

(2)	Defined contribution plans
Total defined contribution expenses for the fiscal years ended March 31, 2021 and 2022 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Japanese plans	10,992	11,137
Foreign plans	9,639	11,154

(3)	Employee benefits expenses
Employee benefits expenses included in cost of sales, selling, general and administrative, and financial services expenses in the consolidated statements of income for the fiscal years ended March 31, 2021 and 2022 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Total employee benefits expenses	1,187,119	1,253,148
Employee benefits expenses include salaries, bonuses, stock-based compensation, social security, welfare and expenses relating to post-employment benefits.